OPERATING LEASE- Consolidated balancesheet information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Right-of-use assets	¥ 43,043	$ 6,183	¥ 27,653
Operating lease liabilities - current	17,559	2,522	11,876
Operating lease liabilities – non-current	27,734	$ 3,984
Total lease liabilities			¥ 28,261
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
Right-of-use assets	43,043
Operating lease liabilities - current	17,559
Operating lease liabilities – non-current	27,734
Total lease liabilities	¥ 45,293
Weighted average remaining lease term	3 years	3 years
Weighted average discount rate	4.75%	4.75%